Related Party Transactions - Additional Information (Detail) - USD ($)	1 Months Ended			3 Months Ended		6 Months Ended	9 Months Ended
	Jul. 22, 2019	Jul. 17, 2019	Apr. 19, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019	Jun. 26, 2019
Related party Transaction Expense	$ 10,000	$ 10,000	$ 25,000
Percentage Of Founder Shares On Outstanding Shares									20.00%
Advances From Related Party Agreed Amount			300,000					$ 300,000
Due To Related Parties Current	62,000							$ 62,000
Related Party Expense In Transaction	10,000	$ 10,000	$ 25,000
Common Stock Shares Resale or Transfer Share Price Threshold								$ 12.00
Accrued expenses—related party				$ 30,000		$ 30,000	$ 30,000	$ 54,839
Repayment of related party debt				115,000			115,000	61,720
Expense Reimbursement Agreement [Member]
Due To Related Parties Current	$ 62,000							62,000
Administrative Support Agreement [Member]
Related party Transaction Expense				30,000	$ 24,839	24,839	90,000	55,000
Related Party Expense In Transaction				30,000	$ 24,839	24,839	90,000	55,000
Accrued expenses—related party				30,000		30,000	30,000	54,389
Payment of outstanding accrued administrative support fees				115,000			115,000
Private Placement [Member]
Warrants Issued	4,016,667
Warrants Price	$ 1.50
Proceeds From Issuance Of Private Placement Warrants	$ 6,030,000
Working Capital Loans Eligible For Conversion Into Warrants				$ 1,500,000		$ 1,500,000	$ 1,500,000	$ 1,500,000
Warrant Conversion Price	$ 1.50
Common Class A [Member]
Common stock, shares outstanding				1,066,749		1,066,749	1,066,749	965,797
Common stock par value	0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Class of warrants redemption exercise price	$ 11.50
Common Class B [Member]
Common stock, shares outstanding			4,312,500	5,031,250		5,031,250	5,031,250	5,031,250
Common stock par value			$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common Class B [Member] | Sponsor [Member] | Hims Inc [Member] | New Hims Class A Common Stock [Member]
Percentage of shares subject to forfeiture				25.00%		25.00%	25.00%
Private Placement Warrants [Member] | Hims Inc [Member]
Percentage of shares subject to forfeiture				25.00%		25.00%	25.00%
Maximum [Member]
Founder Shares Subject To Redemption									656,250
Previously Reported [Member] | Common Class B [Member]
Common stock, shares outstanding									4,312,500
Restatement Adjustment [Member] | Common Class B [Member]
Common stock, shares outstanding									5,031,250